Net Foreign Exchange Loss (Tables)	12 Months Ended
Jun. 30, 2024
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange Loss

	2024	2023	2022

	US$	US$	US$
Net foreign exchange loss	107,001	489,137	2,813,993
Total net foreign exchange loss	107,001	489,137	2,813,993